Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Revenues:
Rental revenue	$ 24,457	$ 23,410	$ 21,327
Mining Royalty and rents	7,443	5,999	5,256
Revenue - reimbursements	5,557	5,237	4,395
Total revenues	37,457	34,646	30,978
Cost of operations:
Depreciation, depletion and amortization	8,051	7,378	6,705
Operating expenses	4,624	4,609	4,391
Environmental remediation expense (recovery)	(1,000)	0	0
Property taxes	4,475	4,443	3,494
Management company indirect	1,844	1,647	1,424
Corporate expenses (Note 4 Related Party)	3,080	4,388	5,224
Total cost of operations	21,074	22,465	21,238
Total operating profit	16,383	12,181	9,740
Interest income	2	0	23
Interest expense	(1,561)	(2,014)	(1,366)
Equity in loss of joint ventures	(978)	(145)	(128)
Gain (loss) on investment land sold	6,029	(34)	476
Income from continuing operations before income taxes	19,875	9,988	8,745
Provision for income taxes	7,851	3,895	3,561
Income from continuing operations	12,024	6,093	5,184
Gain from discontinued transportation operations, net of taxes	0	2,179	4,835
Net income	$ 12,024	$ 8,272	$ 10,019
Basic earnings per common share
Income from continuing operations	$ 1.22	$ 0.62	$ 0.54
Discontinued operations	0.00	0.23	0.50
Net income	1.22	0.85	1.04
Diluted earnings per common share
Income from continuing operations	1.22	0.62	0.53
Discontinued operations	0.00	0.22	0.50
Net income	$ 1.22	$ 0.84	$ 1.03
Number of shares (in thousands) used in computing:
-basic earnings per common share	9,846	9,756	9,629
-diluted earnings per common share	9,890	9,827	9,710